Form N-1A Cover	Sep. 01, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 01, 2025
Prospectus Date	Sep. 01, 2025